Cover Page Document	Jul. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 29, 2026
Entity Registrant Name	MIMEDX GROUP, INC.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-35887
Entity Tax Identification Number	26-2792552
Entity Address, Address Line One	1775 West Oak Commons Ct., NE
Entity Address, City or Town	Marietta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30062
City Area Code	770
Local Phone Number	651-9100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MDXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001376339
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by MiMedx Group, Inc., with the Securities and Exchange Commission on July 29, 2026 (the “Original Report”) is being filed to amend and restate the Original Report. The only change to the Original Report is to correct an error in Item 1.01 of the Original Report that inadvertently reported (i) the amount of the termination fee payable by Sanara MedTech Inc. in certain circumstances as $22,540,785.00 as opposed to the correct termination fee of $9,660,336.00 and (ii) the amount of the termination fee payable by MiMedx Group, Inc. in certain circumstances as $9,660,336.00 as opposed to the correct termination fee of $22,540,785.00.